Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Member]
Property, Plant and Equipment, Net (Textual)
Depreciation expenses	$ 14	$ 14